Summary of Significant Accounting Policies - Concentration Risk (Details) - Customer Concentration Risk	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Customer A | Revenue
Concentration Risk [Line Items]
Concentration risk percentage		19.70%
Customer A | Accounts Receivable
Concentration Risk [Line Items]
Concentration risk percentage	0.00%	20.80%
Customer B | Revenue
Concentration Risk [Line Items]
Concentration risk percentage	0.20%	17.90%
Customer C | Revenue
Concentration Risk [Line Items]
Concentration risk percentage	30.20%	9.10%